Receivables (Tables)	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of June 30, 2016 and December 31, 2015 is as follows:

	June 30, 2016	December 31, 2015
	(in millions)
Retail	$10,128	$10,344
Wholesale	8,930	8,611
Other	58	46
Total	$19,116	$19,001

Summary of Aging of Receivables

The aging of financing receivables as of June 30, 2016 and December 31, 2015 is as follows (in millions):

	June 30, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$29	$—	$—	$29	$7,540	$7,569	$29	$7,598
EMEA	—	—	—	—	434	434	—	434
LATAM	84	—	—	84	1,463	1,547	61	1,608
APAC	3	2	2	7	481	488	—	488
Total Retail	$116	$2	$2	$120	$9,918	$10,038	$90	$10,128
Wholesale
NAFTA	$—	$—	$—	$—	$3,774	$3,774	$47	$3,821
EMEA	35	5	—	40	4,227	4,267	59	4,326
LATAM	3	—	—	3	456	459	—	459
APAC	—	—	10	10	314	324	—	324
Total Wholesale	$38	$5	$10	$53	$8,771	$8,824	$106	$8,930

	December 31, 2015
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and six months ended June 30, 2016 and 2015 is as follows:

	Three Months Ended June 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$405	$176	$—	$581
Provision	16	19	—	35
Charge-offs, net of recoveries	(20)	(4)	—	(24)
Foreign currency translation and other	3	(3)	—	—
Ending balance	404	188	—	592

	Six Months Ended June 30, 2016
	Retail	Wholesale	Other	Total
Opening Balance	$394	$158	$—	$552
Provision	28	30	—	58
Charge-offs, net of recoveries	(38)	(6)	—	(44)
Foreign Currency Translation and Other	20	6	—	26
Ending Balance	404	188	—	592
Ending Balance: Individually Evaluated for Impairment	188	144	—	332
Ending Balance: Collectively Evaluated for Impairment	216	44	—	260
Receivables:
Ending Balance	10,128	8,930	58	19,116
Ending Balance: Individually Evaluated for Impairment	365	578	—	943
Ending Balance: Collectively Evaluated for Impairment	$9,763	$8,352	$58	$18,173

	Three Months Ended June 30, 2015
	Retail	Wholesale	Other	Total
Opening balance	$420	$172	$—	$592
Provision	24	8	—	32
Charge-offs, net of recoveries	(23)	—	—	(23)
Foreign currency translation and other	12	(4)	—	8
Ending balance	433	176	—	609

	Six Months Ended June 30, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	37	19	—	56
Charge-offs, net of recoveries	(35)	(2)	—	(37)
Foreign currency translation and other	(37)	(23)	—	(60)
Ending balance	433	176	—	609
Ending balance: Individually evaluated for impairment	207	122	—	329
Ending balance: Collectively evaluated for impairment	226	54	—	280
Receivables:
Ending balance	11,071	8,978	77	20,126
Ending balance: Individually evaluated for impairment	486	869	—	1,355
Ending balance: Collectively evaluated for impairment	$10,585	$8,109	$77	$18,771

Allowance for credit losses activity for the year ended December 31, 2015 is as follows:

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	June 30, 2016				December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$25	$25	$—	$24	$41	$40	$—	$37
EMEA	$74	$74	$—	$75	$74	$74	$—	$79
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$10	$10	$—	$15	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$33	$33	$—	$35
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$37	$35	$18	$36	$54	$53	$18	$52
EMEA	$223	$223	$169	$227	$238	$238	$167	$263
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$6	$6	$1	$7	$9	$9	$2	$12
Wholesale
NAFTA	$51	$50	$4	$50	$82	$82	$3	$92
EMEA	$457	$457	$123	$419	$607	$607	$95	$657
LATAM	$36	$30	$9	$29	$25	$21	$7	$22
APAC	$24	$23	$8	$24	$20	$20	$20	$18
Total
Retail	$365	$363	$188	$369	$416	$414	$187	$443
Wholesale	$578	$570	$144	$537	$767	$763	$125	$824

Carrying Amount of Restricted Assets Included In Financing Receivables

At June 30, 2016 and December 31, 2015, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2016	December 31, 2015
Retail note and finance lease receivables	$7,392	$7,695
Wholesale receivables	6,302	6,189
Total	$13,694	$13,884